Schedule of Notional Amount of Non-trading Derivatives (Details) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of financial assets [line items]
Notional amount	$ 638,996	$ 592,440
Derivatives held or issued for non-trading purposes [member]
Disclosure of financial assets [line items]
Notional amount	2,395,506	2,124,738
Derivatives held or issued for non-trading purposes [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	2,200,145	1,957,141
Derivatives held or issued for non-trading purposes [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	160,914	136,599
Derivatives held or issued for non-trading purposes [member] | Credit Derivative Contracts [member]
Disclosure of financial assets [line items]
Notional amount	2,191	3,378
Derivatives held or issued for non-trading purposes [member] | Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	32,256	27,620
Derivatives held or issued for non-trading purposes [member] | Derivatives not in qualifying hedging relationships [member]
Disclosure of financial assets [line items]
Notional amount	1,578,238	1,378,659
Derivatives held or issued for non-trading purposes [member] | Derivatives not in qualifying hedging relationships [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,529,603	1,336,841
Derivatives held or issued for non-trading purposes [member] | Derivatives not in qualifying hedging relationships [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	16,429	12,613
Derivatives held or issued for non-trading purposes [member] | Derivatives not in qualifying hedging relationships [member] | Credit Derivative Contracts [member]
Disclosure of financial assets [line items]
Notional amount	2,191	3,378
Derivatives held or issued for non-trading purposes [member] | Derivatives not in qualifying hedging relationships [member] | Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	30,015	25,827
Fair value hedges [member] | Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member]
Disclosure of financial assets [line items]
Notional amount	372,214	324,283
Fair value hedges [member] | Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	372,214	324,283
Cash flow hedges [member] | Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member]
Disclosure of financial assets [line items]
Notional amount	445,054	421,796
Cash flow hedges [member] | Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	298,328	296,017
Cash flow hedges [member] | Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	144,485	123,986
Cash flow hedges [member] | Derivatives held or issued for non-trading purposes [member] | Derivatives in qualifying hedging relationships [member] | Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	$ 2,241	$ 1,793